Securities (Schedule Of Amortized Cost And Estimated Fair Value Of Securities Pledged As Collateral) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Amortized Cost [Member]
Securities pledged as collateral	$ 670,212	$ 758,583
Estimated Fair Value [Member]
Securities pledged as collateral	712,500	795,001
Repurchase Agreements [Member] | Amortized Cost [Member]
Securities pledged as collateral	400,827	571,016
Repurchase Agreements [Member] | Estimated Fair Value [Member]
Securities pledged as collateral	427,864	597,286
Retail Deposits [Member] | Amortized Cost [Member]
Securities pledged as collateral		44,429
Retail Deposits [Member] | Estimated Fair Value [Member]
Securities pledged as collateral		44,991
Public Unit Deposits [Member] | Amortized Cost [Member]
Securities pledged as collateral	219,913	116,472
Public Unit Deposits [Member] | Estimated Fair Value [Member]
Securities pledged as collateral	232,514	124,785
Federal Reserve Bank [Member] | Amortized Cost [Member]
Securities pledged as collateral	49,472	26,666
Federal Reserve Bank [Member] | Estimated Fair Value [Member]
Securities pledged as collateral	$ 52,122	$ 27,939